SIGNIFICANT EVENTS (Details Narrative) - USD ($)							12 Months Ended
		Sep. 16, 2021	Oct. 26, 2020	Jul. 31, 2020	Jun. 23, 2020	Apr. 09, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued				3,555,556	4,352,941
Commonn stock par value	[1]						$ 0.005	$ 0.005
Shares issued price per share				$ 0.45	$ 0.85
Proceeds from issuance of stock				$ 1,390,000	$ 3,328,000
Number of shares issued, value				$ 1,600,000	$ 3,700,000		$ 2,279,190	$ 4,500,000
Reverse stock split			Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005
Subscription Agreements [Member] | Accredited Investors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued						2,000,000
Commonn stock par value						$ 0.001
Shares issued price per share						$ 0.40
Proceeds from issuance of stock						$ 800,000
Purchase Agreement [Member] | Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		630,000
Commonn stock par value		$ 0.005
Number of shares issued, value		$ 2,700,000
Purchase of warrants		650,000
Proceeds from loans		$ 2,600,000
Purchase Agreement [Member] | Master Fund LP [Member] | Fr Eight App Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued, value		2,700,000
Purchase Agreement [Member] | Master Fund LP [Member] | Fr Eight App Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans		$ 1,500,000

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.